Supplemental Cash Flow Information (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Of Supplemental Cash Flow Information [Abstract]
Summary of Supplemental Cash Flow Information

In $000s	Year Ended December 31, 2024	Year Ended December 31, 2023

Change in non-cash working capital:
Trade receivables and other	$(2,577)	$1,494
Trade payables and other	(1,014)	203
Net (decrease) increase in cash	$(3,591)	$1,697
Significant non-cash transactions:
Financial instrument received on disposal of Stream, royalty and other interests	$—	$122,745
Versamet common shares received in consideration for a convertible debenture payment	14,187	17,249
Versamet common shares received on disposal of Stream, royalty and other interests	—	14,988